Note 9 - 2021 Registered Direct Offering (Details Textual) - USD ($)	Feb. 17, 2021	Feb. 11, 2021	Sep. 30, 2022
Stock Issued During Period, Shares, New Issues	215,625
Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		161,719	161,719
Warrants and Rights Outstanding, Term		5 years 6 months
Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,172	16,172
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 40.00
Warrants and Rights, Percent of Stock Oustanding Callable		7.50%
The 2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues		215,625
Shares Issued, Price Per Share		$ 32.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 34.00
Proceeds from Issuance or Sale of Equity, Total		$ 6,900,000
Payments of Stock Issuance Costs		700,000
The 2021 Registered Direct Offering [Member] | Non-accountable Expense Fee [Member]
Securities Purchase Agreement, Potential Fees		10,000
The 2021 Registered Direct Offering [Member] | Fees and Expenses of Legal Counsel and Other Out-of-pocket Expenses [Member]
Securities Purchase Agreement, Potential Fees		50,000
The 2021 Registered Direct Offering [Member] | Clearing Expenses [Member]
Securities Purchase Agreement, Potential Fees		$ 10,000
The 2021 Registered Direct Offering [Member] | Participating Investors [Member]
Securities Purchase Agreement, Cash Placement Fee		7.50%
The 2021 Registered Direct Offering [Member] | Certain Investors With Pre-existing Relationships [Member]
Securities Purchase Agreement, Cash Placement Fee		6.00%